UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
AIRCRAFT & PARTS — 8.0%
Arconic, Inc.	19,421,962	$427,477,383
Esterline Technologies Corporation(a)(b)	2,630,901	239,280,446
Meggitt plc (Britain)	37,806,824	279,107,342
United Technologies Corporation	3,028,737	423,447,720
		$1,369,312,891
INTERNET MEDIA — 7.1%
Alphabet, Inc. (Class A)(a)	241,202	$291,150,110
Alphabet, Inc. (Class C)(a)	242,756	289,722,003
Baidu, Inc. (ADR) (China)(a)	1,696,061	387,855,230
Facebook, Inc. (Class A)(a)	1,408,767	231,685,821
		$1,200,413,164
DIVERSIFIED BANKS — 4.9%
Bank of America Corporation	11,531,488	$339,717,637
Citigroup, Inc.	5,254,757	376,976,267
Royal Bank of Scotland Group plc (Britain)	34,560,896	112,616,706
		$829,310,610
SEMICONDUCTOR DEVICES — 4.2%
Analog Devices, Inc.	3,426,243	$316,790,428
Broadcom, Inc.	1,585,095	391,090,489
		$707,880,917
INVESTMENT COMPANIES — 3.8%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$298,909,398
Jefferies Financial Group, Inc.	15,780,733	346,544,897
		$645,454,295
BANKS — 3.6%
CIT Group, Inc.(b)	7,771,771	$401,101,101
Wells Fargo & Co.	3,982,984	209,345,639
		$610,446,740
INFRASTRUCTURE SOFTWARE — 3.6%
Microsoft Corporation	2,341,406	$267,786,604
Oracle Corporation	6,582,424	339,389,782
		$607,176,386
CABLE & SATELLITE — 3.3%
Charter Communications, Inc. (Class A)(a)	819,937	$267,201,069
Comcast Corp. (Class A)	8,477,312	300,181,618
		$567,382,687
ENTERTAINMENT CONTENT — 3.3%
Naspers, Ltd. (N Shares) (South Africa)	2,588,180	$558,521,603

P&C INSURANCE — 3.0%
American International Group, Inc.	9,744,781	$518,812,140

CEMENT & AGGREGATES — 2.6%
HeidelbergCement AG (Germany)	2,601,524	$203,340,105
LafargeHolcim Ltd. (Switzerland)(a)	4,824,332	238,168,826
		$441,508,931

	Shares	Fair Value
COMMON STOCKS - Continued
INSURANCE BROKERS — 2.2%
Aon plc (Britain)	2,425,833	$373,044,599

ELECTRICAL COMPONENTS — 1.8%
TE Connectivity, Ltd. (Switzerland)	3,491,958	$307,047,867

CONSUMER FINANCE — 1.7%
Ally Financial, Inc.	6,066,281	$160,453,132
American Express Co.	1,252,518	133,380,642
		$293,833,774
GENERIC PHARMA — 1.6%
Mylan NV(a)	7,425,690	$271,780,254

CHEMICALS DISTRIBUTION — 1.4%
Nexeo Solutions, Inc.(a)(b)(c)	17,691,717	$216,723,534
Nexeo Solutions, Inc. (Founders Shares)(a)(b)(c)(d)(e)	2,431,709	29,788,435
		$246,511,969
ADVERTISING & MARKETING — 1.4%
WPP plc (Britain)	16,089,063	$235,813,157

INTERNET BASED SERVICES — 1.4%
Expedia, Inc.	1,782,671	$232,602,912

HOME IMPROVEMENT — 1.3%
Mohawk Industries, Inc.(a)	1,254,287	$219,939,225

MIDSTREAM - OIL & GAS — 1.2%
Kinder Morgan, Inc.	11,623,395	$206,082,793

INSTITUTIONAL BROKERAGE — 1.2%
LPL Financial Holdings, Inc.	3,150,845	$203,261,011

PACKAGED FOOD — 1.1%
Mondelez International, Inc. (Class A)	4,290,352	$184,313,522

INTEGRATED UTILITIES — 1.0%
PG&E Corp.(a)	3,653,889	$168,115,433

CONTAINERS & PACKAGING — 1.0%
Owens-Illinois, Inc.(a)(b)	8,912,900	$167,473,391

E-COMMERCE DISCRETIONARY — 1.0%
JD.com, Inc. (ADR) (China)(a)	6,234,764	$162,664,993

AUTOMOBILES — 0.6%
Porsche Automobil Holding SE (Germany)	1,562,200	$105,199,997

	Shares	Fair Value
COMMON STOCKS — Continued
SPECIALTY CHEMICALS — 0.5%
Axalta Coating Systems Ltd.(a)	3,060,111	$89,232,837

FOOD & DRUG STORES — 0.4%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,067,360	$75,045,168

LIFE SCIENCE EQUIPMENT — 0.2%
Thermo Fisher Scientific, Inc.	153,490	$37,463,839

BASE METALS — 0.2%
Alcoa Corporation(a)	914,831	$36,959,172

MARINE SHIPPING — 0.2%
Sound Holding FP (Luxembourg)(a)(b)(c)(d)(e)	1,146,250	$36,160,371

MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(a)(b)	252,912	$1,082,463

OTHER COMMON STOCKS — 0.3%(a)(f)		$55,685,767

TOTAL COMMON STOCKS — 69.1% (Cost $8,685,866,427)		$11,765,534,878

CLOSED END FUND — 2.0%
Altaba, Inc.(a) (Cost $197,955,067)	4,847,270	$330,196,032

LIMITED PARTNERSHIPS
U.S. Farming Realty Trust, L.P.(c)(d)(e)	350,000	$38,305,665
U.S. Farming Realty Trust II, L.P.(c)(d)(e)	120,000	12,064,234
WLRS Fund I LLC(a)(b)(c)(d)(e)	968	17,568,335
GACP II LP(c)(d)(e)	454,995	34,580,957

TOTAL LIMITED PARTNERSHIPS — 0.6% (Cost $81,391,905)		$102,519,191

PREFERRED STOCK — 0.1%
INTEGRATED OILS — 0.1%
Surgutneftegas OJSC (Preference Shares) (Russia) (Cost $27,221,319)	39,322,900	$22,851,385

WARRANTS
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(a)(b)	430,887	$116,340
Ditech Holding Corp.(a)(b)	341,900	44,652

TOTAL WARRANTS 0.0% (Cost $0)		$160,992

CONVERTIBLE PREFERRED STOCK 0.0%
MORTGAGE FINANCE — 0.0%
Ditech Holding Corp.(b) (Cost $16,018,470)	9,950	$4,875,500

	Principal
	Amount	Fair Value
BONDS & DEBENTURES
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Stanwich Mortgage Loan Trust Series 2012-2 A — 0.00% 3/15/2047(d)(e)(g)(h)	$623,468	$264,974
Stanwich Mortgage Loan Trust Series 2010-1 A — 0.00% 9/30/2047(d)(e)(g)(h)	48,015	24,286
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.668% 8/15/2050(d)(e)(g)(h)	876,285	462,178
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(d)(e)(g)(h)	1,597,770	855,133
Stanwich Mortgage Loan Trust Series 2012-4 A — 0.00% 6/15/2051(d)(e)(g)(h)	208,641	95,975
Stanwich Mortgage Loan Trust Series 2010-2 A — 0.944% 2/28/2057(d)(e)(g)(h)	1,432,735	722,385
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.101% 8/31/2049(d)(e)(g)(h)	511,942	258,531
		$2,683,462

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $3,517,785)		$2,683,462

ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED SECURITIES — 0.1%
RELP 10 — 9.75% 11/20/2018(c)(d)(e)	$3,891,210	$3,891,210
RELP 11 — 10.00% 2/5/2019(c)(d)(e)	12,442,732	12,442,732
		$16,333,942
OTHER — 0.3%
Kamsarmax Shipping — 11.00% 9/10/2019(c)(d)(e)	$7,302,153	$7,302,153
Northern Shipping — 7.80% 12/24/2019(c)(d)(e)	36,700,278	36,700,278
		$44,002,431

TOTAL ASSET-BACKED SECURITIES (Cost $60,336,373)		$60,336,373

CORPORATE BONDS & NOTES — 1.5%
BASIC MATERIALS — 0.1%
Glencore Funding LLC — 2.875% 4/16/2020(g)	$9,100,000	$8,961,540
Glencore Finance Canada, Ltd. — 4.25% 10/25/2022(g)	8,150,000	8,212,906
		$17,174,446
ENERGY — 0.3%
California Resources Corporation — 5.00% 1/15/2020	$2,171,000	$2,130,294
California Resources Corporation — 5.50% 9/15/2021	8,984,000	8,265,280
California Resources Corporation — 6.00% 11/15/2024	2,171,000	1,859,027
California Resources Corporation 2nd Lien — 8.00% 12/15/2022(g)	35,750,000	34,141,250
Southwestern Energy Co. — 4.10% 3/15/2022	3,800,000	3,790,500
		$50,186,351
FINANCIAL — 0.1%
Ditech Holding Corp. PIK — 9.00% Cash or PIK 12/31/2024	$25,033,174	$19,885,727

INDUSTRIAL — 1.0%
Bombardier, Inc. — 7.75% 3/15/2020(g)	$28,058,000	$29,320,610
Bombardier, Inc. — 5.75% 3/15/2022(g)	13,800,000	13,877,280
Bombardier, Inc. — 6.125% 1/15/2023(g)	29,534,000	29,663,950
Bombardier, Inc. — 6.00% 10/15/2022(g)	12,670,000	12,717,512
Bombardier, Inc. — 7.50% 3/15/2025(g)	71,266,000	73,674,791

	Principal
	Amount	Fair Value
BONDS & DEBENTURES - Continued
Bombardier, Inc. — 7.45% 5/1/2034(g)	$5,800,000	$5,883,375
		$165,137,518

TOTAL CORPORATE BONDS & NOTES (Cost $207,569,680)		$252,384,042

CORPORATE BANK DEBT — 0.3%
Ditech Holding Corp. 3M USD LIBOR + 6.000% — 8.242% 6/30/2022(c)(h)	$13,450,580	$12,660,358
Hall of Fame TL 3M USD LIBOR 11.000%— 13.366% 3/20/2019(c)(d)(e)(h)	9,568,600	9,568,600
MEC Filo TL 1 1M USD LIBOR 9.000% — 11.114% 2/12/2021(c)(d)(e)(h)	19,202,100	19,202,100

TOTAL CORPORATE BANK DEBT (Cost $39,554,528)		$41,431,058

CONVERTIBLE BOND — 0.1%
Navistar International Corporation — 4.50% 10/15/2018 (Cost $17,977,657)	$22,938,000	$22,894,418

MUNICIPALS — 1.6%
Commonwealth of Puerto Rico GO, Series 2014 A, (SER A), — 8.00% 7/1/2035	$111,230,000	$64,374,362
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2021	7,070,000	6,725,338
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2022	3,883,000	3,683,996
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.00% 7/1/2033	25,194,000	23,587,883
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.125% 7/1/2037	14,598,000	13,703,873
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2029	9,753,000	9,180,011
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.25% 7/1/2042	93,814,000	88,067,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 5.75% 7/1/2037	16,607,000	15,755,891
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., Series 2012 A, (SR LIEN-SER A), — 6.00% 7/1/2047	14,655,000	13,903,931
Puerto Rico Public Buildings Auth. Rev., Series 2012 U, (REF-GOVT FACS-SER U), — 5.25% 7/1/2042	54,920,000	32,128,200

TOTAL MUNICIPALS (Cost $168,150,064)		$271,111,377

TOTAL BONDS & DEBENTURES — 3.9% (Cost $497,106,087)		$650,840,730

TOTAL INVESTMENT SECURITIES — 75.7% (Cost $9,505,559,275)		$12,876,978,708

SHORT-TERM INVESTMENTS — 26.5%
Apple, Inc. — 2.208% 11/20/2018(g)	$23,275,000	$23,204,852
Chevron Corporation
— 1.95% 10/4/2018(g)	90,000,000	89,985,375
— 2.02% 10/22/2018(g)	100,000,000	99,882,167
— 2.02% 10/24/2018(g)	100,000,000	99,870,944
— 2.04% 11/13/2018(g)	88,000,000	87,785,573

	Principal
	Amount	Fair Value
SHORT-TERM INVESTMENTS - Continued
— 2.146% 11/19/2018(g)	41,480,000	$41,360,872
— 2.12% 11/20/2018(g)	143,100,000	142,678,650
— 2.146% 11/21/2018(g)	50,000,000	49,850,542
Coca-Cola Co. (The)
— 2.00% 10/29/2018(g)	25,000,000	24,961,111
— 2.09% 10/31/2018(g)	25,000,000	24,956,458
— 2.09% 11/13/2018(g)	55,000,000	54,862,699
Exxon Mobil Corp.
— 2.174% 10/31/2018	80,000,000	79,857,333
— 2.195% 11/2/2018	175,000,000	174,664,000
— 2.195% 11/6/2018	100,000,000	99,784,000
— 2.187% 11/23/2018	123,000,000	122,610,671
— 2.188% 11/23/2018	40,000,000	39,873,389
— 1.98% 10/9/2018	50,000,000	49,978,000
— 2.218% 11/26/2018	122,000,000	121,586,285
GE Capital Treasury Services US LLC
— 2.07% 10/3/2018	100,000,000	99,988,500
— 2.09% 10/5/2018	150,000,000	149,965,167
— 2.16% 11/8/2018	110,000,000	109,749,200
— 2.17% 11/14/2018	185,800,000	185,307,217
General Electric Co.
— 2.10% 10/29/2018	100,000,000	99,836,667
— 2.14% 11/5/2018	100,000,000	99,791,945
— 2.14% 11/7/2018	125,000,000	124,725,069
— 2.15% 11/16/2018	70,900,000	70,705,222
Nestle Capital Corp.
— 1.98% 10/2/2018(g)	110,100,000	110,093,945
— 1.97% 10/10/2018(g)	100,000,000	99,950,750
— 1.94% 10/12/2018(g)	100,000,000	99,940,722
— 2.07% 11/5/2018(g)	145,000,000	144,708,188
— 2.09% 11/9/2018(g)	100,000,000	99,773,583
— 2.09% 11/16/2018(g)	100,000,000	99,732,944
— 2.239% 11/21/2018(g)	103,000,000	102,678,983
Nestle Finance International Ltd.
— 2.02% 10/2/2018	50,000,000	49,997,194
— 2.01% 10/11/2018	98,000,000	97,945,283
— 2.09% 10/16/2018	150,000,000	149,869,375
— 2.174% 11/1/2018	100,000,000	99,815,722
Novartis Finance Corp. — 1.98% 10/2/2018(g)	45,000,000	44,997,525
The Proctor Gamble & Co. — 2.00% 10/1/2018(g)	200,000,000	200,000,000
Total Capital Canada Ltd. — 2.05% 10/1/2018(g)	8,000,000	8,000,000
Wal-Mart Stores, Inc.
— 1.98% 10/1/2018(g)	69,500,000	69,500,000
— 2.02% 10/3/2018(g)	89,000,000	88,990,012
— 2.03% 10/9/2018(g)	85,000,000	84,961,656
— 2.06% 10/17/2018(g)	100,000,000	99,908,444
— 2.194% 10/26/2018(g)	25,000,000	24,962,500
— 2.09% 10/30/2018(g)	100,000,000	99,831,639
— 2.205% 10/31/2018(g)	75,000,000	74,864,375
— 2.08% 11/6/2018(g)	75,000,000	74,844,000

	Shares or
	Principal
	Amount	Fair Value
SHORT-TERM INVESTMENTS - Continued
State Street Bank Repurchase Agreement — 0.42% 10/1/2018 (Dated 09/28/2018, repurchase price of $119,185,171, collateralized by $121,895,000 principal amount U.S. Treasury Notes - 0.375% 2027, fair value $121,568,930)	$119,181,000	$119,181,000
State Street Bank Repurchase Agreement — 0.42% 10/1/2018 (Dated 09/28/2018, repurchase price of $234,008, collateralized by $240,000 principal amount U.S. Treasury Notes — 2.750% 2023, fair value $240,069)	234,000	234,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,512,603,748)		$4,512,603,748

TOTAL INVESTMENTS — 102.2% (Cost $14,018,163,023)		$17,389,582,456

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (6.7)%
Alibaba Group Holding Ltd. (ADR) (China)(a)	(816,793)	(134,574,815)
WW Grainger, Inc.	(96,049)	(34,328,873)
Pennsylvania Real Estate Investment Trust	(600,700)	(5,682,622)
Tencent Holdings, Ltd. (China)	(12,269,069)	(506,538,811)
iShares Russell 2000 ETF	(1,147,707)	(193,446,015)
Volkswagen AG (Preference Shares) (Germany)	(578,602)	(101,842,776)
Utilities Select Sector SPDR Fund	(3,026,793)	(159,360,651)
		$(1,135,774,563)

OTHER COMMON STOCKS SOLD SHORT — (2.3)% (a)(f)		$(397,408,852)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,153,704,732)		$(1,533,183,415)
Other Assets and Liabilities, net — 6.8%		1,163,567,444
NET ASSETS — 100.0%		$17,019,966,485

(a)Non-income producing security.

(b)Affiliated Security.

(c)Restricted securities. These restricted securities constituted 3.40% of total net assets at September 30, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(d)These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.53% of total net assets at September 30, 2018.

(e)Investments categorized as a significant unobservable input (Level 3) (See Note F of the Notes to Financial Statements).

(f)As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

(g)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

At September 30, 2018 the Fund, held forward foreign currency contracts, which are considered derivative instruments, as follows:

Foreign Currency Exchange Contracts

						Valuation at
					Settlement	September	Unrealized	Unrealized
Counterparty	Currency Purchased		Currency Sold		Date	30, 2018	Appreciation	Depreciation
Barclays Bank PLC	USD	105,124,042	EUR	88,725,000	12/21/2018	$103,711,157	$1,412,884	$—
Total						$103,711,157	$1,412,884	$—

Purchased Options

	Pay/Receive			Expiration		Notional
Description	Floating Rate	Floating Rate Index	Exercise Rate	Date	Counterparty	Amount	Premium	Value
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.187]	0.19%	7/10/2023	Barclays Bank PLC	$658,000,000	$2,000,320	$1,978,606
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.100]	0.10%	7/08/2021	Barclays Bank PLC	749,000,000	1,999,830	1,937,663
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.141]	0.14%	7/08/2021	Barclays Bank PLC	658,000,000	2,000,320	1,958,208
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.269]	0.27%	7/10/2023	Barclays Bank PLC	597,000,000	1,999,950	2,023,233
Call — Energy Corp. Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.143]	0.14%	9/28/2021	Goldman Sachs International	3,345,901,000	8,750,000	8,749,531
Call — Energy Corp. Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.182]	0.18%	9/28/2021	Goldman Sachs International	2,805,494,000	8,811,000	8,812,057
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.122]	0.12%	6/24/2021	Barclays Bank PLC	763,000,000	1,999,060	1,879,269
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.162]	0.16%	6/24/2021	Barclays Bank PLC	690,000,000	2,001,000	1,965,810
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 10-Year— 2-Year — USD-ISDA Swap Rate — 0.198]	0.20%	6/30/2023	Barclays Bank PLC	678,000,000	2,000,100	2,004,168
Call — CMS Cap Swap(c)(e)	Receive	Maximum of [0, 30-Year— 2-Year — USD-ISDA Swap Rate — 0.273]	0.27%	6/30/2023	Barclays Bank PLC	608,000,000	2,000,320	2,047,744
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	5/22/2025	Barclays Bank PLC	100,000,000	21,930,000	21,300,400

	Pay/Receive			Expiration		Notional
Description	Floating Rate	Floating Rate Index	Exercise Rate	Date	Counterparty	Amount	Premium	Value
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	7/14/2025	Barclays Bank PLC	$90,081,096	$18,962,071	$18,700,475
Call — 30-Year Interest Rate Agreement(c)(e)	Receive	3-Month USD-LIBOR	0.01%	7/13/2027	Morgan Stanley	89,879,161	18,542,071	18,167,365
							$92,996,042	$91,524,529

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Put — JPY FX(e)	$95.00	3/24/2022	Barclays Bank PLC	$194,350,000	$14,624,838	$17,212,996

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

September 30, 2018

(Unaudited)

				Fair Value as a % of
Issuer	Acquisition Date (s)	Cost	Fair Value	Net Assets
CMS CAP SWAPTION 0.122 JUN21 CALL 0.122 Barclays Bank PLC .122% 6/24/2021	06/22/2018	$1,999,060	$1,879,269	0.01%
CMS CAP SWAPTION 0.162 JUN21 0.162 CALL Barclays Bank PLC .162% 6/24/2021	06/22/2018	2,001,000	1,965,810	0.01%
CMS CAP SWAPTION 0.198 JUN23 0.198 CALL Barclays Bank PLC .198% 6/30/2023	06/28/2018	2,000,100	2,004,168	0.01%
CMS CAP SWAPTION 0.273 JUN23 0.273 CALL Barclays Bank PLC .273% 6/30/2023	06/28/2018	2,000,320	2,047,744	0.01%
CMS CAP SWAPTION 0.187 JUL23 0.187 CALL Barclays Bank PLC .187% 7/06/2023	07/06/2018	2,000,320	1,978,606	0.01%
CMS CAP SWAPTION 0.100 JUL21 0.100 CALL Barclays Bank PLC .100% 7/06/2021	07/06/2018	1,999,830	1,937,663	0.01%
CMS CAP SWAPTION 0.141 JUL21 0.141 CALL Barclays Bank PLC .141% 7/06/2021	07/06/2018	2,000,320	1,958,208	0.01%
CMS CAP SWAPTION 0.269 JUL23 0.269 CALL Barclays Bank PLC .269% 7/06/2023	07/06/2018	1,999,950	2,023,233	0.01%
CMS ENERGY Corp. 0.143 OCT20 0.143 CALL Goldman Sachs International .143% 10/11/2020	09/28/2018	8,750,000	8,749,531	0.05%
CMS ENERGY Corp. 0.182 NOV20 0.182 CALL Goldman Sachs International .182% 11/01/2020	09/28/2018	8,811,000	8,812,057	0.05%
Call-Strike $0.0000.10; expires 05/22/25; $100,000,000(Barclays Capital Counterparty) Barclays Bank PLC 5/22/2025	05/22/2017	21,930,000	21,300,400	0.13%
Call-Strike $0.0000.10; expires 07/13/27; $89,879,161.000 Morgan Stanley & Co. International PLC 7/13/2027	07/13/2017	18,542,071	18,167,365	0.11%
Call-Strike $0.0000.10; expires 07/14/25; $90,081,096.000 Barclays Bank PLC 7/14/2025	07/13/2017	18,962,071	18,700,475	0.11%
Ditech Holdings Corp. 8.076% 6/30/2022	05/12/2016, 06/09/2016, 06/15/2016, 06/20/2016, 06/21/2016	10,783,828	12,660,358	0.08%
GACP II LP	01/12/2018, 02/27/2018, 04/13/2018, 05/17/2018, 6/21/2018, 6/28/2018	33,729,288	34,580,957	0.21%
Hall of Fame TL 11.223% 3/20/2019	03/20/2018	9,568,600	9,568,600	0.06%
Kamsarmax Shipping 11.00% 9/10/2019	09/08/2015, 11/29/2016, 06/07/2017, 09/08/2017	7,302,153	7,302,153	0.04%
MEC Filo TL 1 11.34% 2/12/2021	06/28/2018, 06/29/2018	19,202,100	19,202,100	0.11%
Nexeo Solutions, Inc.	06/09/2016	155,231,992	216,723,534	1.27%

Nexeo Solutions, Inc. (Founders Shares)	06/09/2016	$13,179,863	$29,788,435	0.18%
Northern Shipping 7.80% 12/24/2019	12/22/2014	36,700,278	36,700,278	0.22%
RELP 10 9.75% 11/20/2018	01/15/2016, 02/15/2016, 02/23/2016, 03/15/2016, 03/22/2016, 04/12/2016, 04/15/2016, 05/09/2016, 05/15/2016, 05/31/2016, 06/15/2016, 07/01/2016, 07/15/2016, 07/25/2016, 08/15/2016, 08/22/2016, 09/15/2016, 09/30/2016, 10/15/2016, 11/11/2016, 11/15/2016, 12/15/2016	3,891,210	3,891,210	0.02%
RELP 11 10.00% 2/5/2019	08/03/2015, 10/01/2015, 11/01/2015, 12/01/2015, 01/01/2016, 02/01/2016, 03/01/2016, 04/01/2016, 05/01/2016, 06/01/2016, 07/01/2016, 08/01/2016, 09/01/2016, 10/01/2016, 11/01/2016, 12/01/2016 01/01/2017, 02/01/2017, 02/03/2017, 02/28/2017, 03/02/2017, 03/27/2017, 04/01/2017, 05/01/2017, 06/01/2017, 06/07/2017, 07/01/2017, 07/13/2017, 08/01/2017, 04/1/2018, 05/1/2018, 06/1/2018, 06/21/2018	12,442,732	12,442,732	0.07%
Sound Holding FP	10/07/2013	68,546,025	36,160,371	0.21%
U.S. Farming Realty Trust II, L.P.	11/26/2010, 01/31/2011, 03/09/2011, 04/15/2011, 05/10/2011, 06/27/2011, 08/15/2011, 10/17/2011, 10/28/2011, 11/28/2011, 01/03/2012, 01/26/2012, 04/05/2012, 07/13/2012, 12/07/2012, 08/01/2013	11,336,412	12,064,234	0.07%
U.S. Farming Realty Trust, L.P.	12/24/2012, 04/29/2013, 06/17/2013, 10/28/2013, 01/14/2014, 04/22/2014, 06/25/2014, 09/09/2014, 10/08/2014, 12/18/2014, 06/18/2015, 06/18/2015, 07/29/2015, 07/29/2015	27,820,889	38,305,665	0.23%
WLRS Fund I LLC	06/09/2016	8,505,316	17,568,335	0.10%
TOTAL RESTRICTED SECURITIES		$511,236,728	$578,483,491	3.40%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Aircraft & Parts	$1,369,312,891	—	—	$1,369,312,891
Internet Media	1,200,413,164	—	—	1,200,413,164
Diversified Banks	829,310,610	—	—	829,310,610
Semiconductor Devices	707,880,917	—	—	707,880,917
Investment Companies	645,454,295	—	—	645,454,295
Banks	610,446,740	—	—	610,446,740
Infrastructure Software	607,176,386	—	—	607,176,386
Cable & Satellite	567,382,687	—	—	567,382,687
Entertainment Content	558,521,603	—	—	558,521,603
P&C Insurance	518,812,140	—	—	518,812,140
Cement & Aggregates	441,508,931	—	—	441,508,931
Insurance Brokers	373,044,599	—	—	373,044,599
Electrical Components	307,047,867	—	—	307,047,867
Consumer Finance	293,833,774	—	—	293,833,774
Generic Pharma	271,780,254	—	—	271,780,254
Chemicals Distribution	216,723,534	—	$29,788,435	246,511,969
Advertising & Marketing	235,813,157	—	—	235,813,157
Internet Based Services	232,602,912	—	—	232,602,912
Home Improvement	219,939,225	—	—	219,939,225
Midstream - Oil & Gas	206,082,793	—	—	206,082,793
Institutional Brokerage	203,261,011	—	—	203,261,011
Packaged Food	184,313,522	—	—	184,313,522
Integrated Utilities	168,115,433	—	—	168,115,433
Containers & Packaging	167,473,391	—	—	167,473,391
E-Commerce Discretionary	162,664,993	—	—	162,664,993
Automobiles	105,199,997	—	—	105,199,997
Specialty Chemicals	89,232,837	—	—	89,232,837
Food & Drug Stores	75,045,168	—	—	75,045,168
Life Science Equipment	37,463,839	—	—	37,463,839
Base Metals	36,959,172	—	—	36,959,172
Marine Shipping	—	—	36,160,371	36,160,371
Mortgage Finance	1,082,463	—	—	1,082,463
Other Common Stocks	55,685,767	—	—	55,685,767
Limited Partnerships	—	—	102,519,191	102,519,191
Preferred Stock
Integrated Oils	22,851,385	—	—	22,851,385
Closed End Fund
Internet Media	330,196,032	—	—	330,196,032
Warrants
Mortgage Finance	160,992	—	—	160,992
Convertible Preferred Stock
Mortgage Finance	—	$4,875,500	—	4,875,500
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	—	2,683,462	2,683,462
Asset-Backed Securities
Asset-Backed Securities	—	—	16,333,942	16,333,942
Other	—	—	44,002,431	44,002,431
Corporate Bonds & Notes	—	252,384,042	—	252,384,042
Corporate Bank Debt	—	12,660,358	28,770,700	41,431,058
Convertible Bond	—	22,894,418	—	22,894,418
Municipals	—	271,111,377	—	271,111,377
Short-Term Investments	—	4,512,603,748	—	4,512,603,748
	$12,052,794,481	$5,076,529,443	$260,258,532	$17,389,582,456
Forward Foreign Currency Contracts (currency risk) Receivable	—	$1,412,884	—	$1,412,884
Currency Options (currency risk)	—	—	$17,212,996	17,212,996
Purchased Options	—	—	91,524,529	91,524,529
	—	$1,412,884	$108,737,525	$110,150,409
Common Stock Sold Short	$(1,533,183,415)	—	—	$(1,533,183,415)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

							Net Change in
	Beginning	Net Realized					Unrealized Appreciation
	Value at	and Unrealized			Gross	Ending Value at	(Depreciation) related to
	December 31,	Gains			Transfers	September 30,	Investments held at
Investments	2017	(Losses)*	Purchases	(Sales)	In/(Out)	2018	September 30, 2018
Asset-Backed Securities — Asset-Backed Securities	$43,195,522	—	$1,262,095	$(28,123,675)	—	$16,333,942	—
Purchased Options (interest rate risk)	53,684,812	$4,277,817	33,561,900	—	—	91,524,529	$4,277,817
Common Stocks	48,778,633	28,742,876	—	(11,572,703)	—	65,948,806	27,928,727
Limited Partnerships	57,963,534	11,208,019	45,499,489	(12,151,851)	—	102,519,191	11,208,019
Asset-Backed Securities — Other	47,375,590	—	—	(3,373,159)	—	44,002,431	—
Currency Options (currency risk)	18,849,423	(1,636,427)	—	—	—	17,212,996	(1,636,427)
Corporate Bank Debt	—	—	28,770,700	—	—	28,770,700	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	14,112,680	1,645,476	—	(13,074,694)	—	2,683,462	(926,982)
	$283,960,194	$44,237,761	$109,094,184	$(68,296,082)	—	$368,996,057	$40,851,154

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were transfers of $83,190,464 from Level 1 to Level 2 during the period ended September 30, 2018. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2018, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2018:

Financial Assets	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities - Asset Backed Securities	$16,333,942	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Asset-Backed Securities - Other	$44,002,431	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Residential Mortgage-Backed - Non-Agency CMO	$2,683,462	Methods of Comparables/Consensus Pricing ( c )	Quotes/Prices	$40.25 - $60.23 ($49.45)
			Discount	0.0% - 9.10% (4.02%)

Corporate Bank Debt	$28,770,700	Most Recent Capitlization (Funding) (d)	Private Financing	$100.00

Currency Options (currency risk)	$17,212,996	Third-Party Broker Quote ( e )	Quotes/Prices	$0.09

Purchased Options (interest rate risk)	$91,524,529	Third-Party Broker Quote ( e )	Quotes/Prices	$0.00 - $0.21

Common Stocks- Long	$29,788,435	Restricted Assets (a)	Discount	$12.25
	36,160,371	NAV adjusted to Fair Value (b)	N/A	$31.55
	$65,948,806

Limited Partnerships	$34,580,957	NAV as Practical Expedient (g)	N/A	$76.00
	38,305,665	Discounted NAV (f)	Discount	4.43%
	12,064,234	Discounted NAV (f)	Discount	7.30%
	17,568,335	Restricted Assets (a)	N/A	$18,150.81
	$102,519,191

(a) The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

(b) The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying fixed assets and adjusts the NAV based on the difference between the two values.

(c) The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(d) The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

(e) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(f) The NAV provided by the general partner has been discounted for the possible impact from various long-term exit strategies under consideration by the general partner.

(g) No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2018 (excluding short-term investments), was $9,509,028,207 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$3,587,166,928
Gross unrealized depreciation:	(219,216,427)
Net unrealized appreciation:	$3,367,950,501

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: November 29, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: November 29, 2018